OPERATING DATA - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
VAT receivables	$ 822	$ 672
Prepaid expenses and non-trade receivables	321	369
Financial amounts receivable	219	118
Income tax receivable	176	111
Receivables from public authorities	147	67
Receivables from sale of financial and intangible assets	118	34
Derivative financial instruments	87	243
Other	41	51
Total	$ 1,931	$ 1,665